Intangible Assets, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Intangible Assets, Net
Gross carrying value	¥ 11,489,405,000		¥ 10,805,685,000
Accumulated amortization	(8,288,393,000)		(7,178,152,000)
Total	3,201,012,000		3,627,533,000		$ 438,537
Amortization expenses	1,772,400,000	$ 242,818	2,003,199,000	¥ 2,581,325,000
Impairment charge	0		0	¥ 0
Licensed copyrights of content
Intangible Assets, Net
Gross carrying value	8,804,134,000		8,052,943,000
Accumulated amortization	(6,686,903,000)		(5,759,614,000)
Total	¥ 2,117,231,000		2,293,329,000
Weighted-average useful lives	4 years 1 month 17 days	4 years 1 month 17 days
License rights of mobile games
Intangible Assets, Net
Gross carrying value	¥ 310,676,000		328,702,000
Accumulated amortization	(240,913,000)		(265,955,000)
Total	69,763,000		62,747,000
Intellectual property and others
Intangible Assets, Net
Gross carrying value	2,374,595,000		2,424,040,000
Accumulated amortization	(1,360,577,000)		(1,152,583,000)
Total	¥ 1,014,018,000		¥ 1,271,457,000